SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended		12 Months Ended	15 Months Ended					3 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Convertible Note One [Member]	Jun. 30, 2012 Convertible Note Two [Member]	Jul. 05, 2012 Issuance of Equity [Member]	Aug. 01, 2012 Issuance of Equity [Member]	Jul. 06, 2012 Issuance of Equity [Member] Convertible Note One [Member]	Jul. 06, 2012 Issuance of Equity [Member] Convertible Note Two [Member]	Jul. 05, 2012 Cooperative Agreement [Member] Stevia Asia Limited [Member] Joint Venture [Member]	Jul. 05, 2012 Cooperative Agreement [Member] Technew Technology Limited [Member] Joint Venture [Member]
Subsequent Event [Line Items]
Amount of debt principle											$ 250,000	$ 250,000
Debt interest rate											10.00%	10.00%
"Piggy back" registration rights, percentage	8.00%													8.00%
Percentage of liquidating damages														6.00%
Cash payment for financing									18,000	25,000				40,000
Amount of financing									500,000	500,000				500,000
Ownership percentage																	70.00%	30.00%
Monthly contribution to joint venture																	200,000
Maximum contribution																	2,000,000
Issuance of common stock for technology rights, shares													3,000,000
Number of shares issued for services					27,500	35,000
Amount of debt converted into shares															250,000	250,000
Shares issued for interest		23,068	23,068												15,959	11,781
Shares issued for conversion of notes payable															319,607	314,586
Common stock issued, price per share			$ 1.39		$ 1.39	$ 1.5	$ 0.25	$ 0.25						$ 0.46875	$ 0.83	$ 0.83
Number of shares issued for cash														1,066,667
Value of shares issued					$ 38,225	$ 52,500								$ 500,000
Exercise price of warrants														$ 0.6405
Warrants issued														85,333